Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables [Text Block]

7. Trade and other receivables

	Dec. 31, 2021	Dec. 31, 2020
Current
Trade receivables	$166,524	$107,787
Statutory receivables	31,191	28,445
Other receivables	6,366	4,967
	204,081	141,199
Non-current
Taxes receivable	16,084	16,941
Other receivables	-	1,627
	16,084	18,568
	$220,165	$159,767

The increase in trade receivables during the year ended December 31, 2021 primarily relates to three shipments, representing approximately 30,000 tonnes of copper, which occurred late in the fiscal year and received revenue recognition but for which timing of cash receipts occur in 2022.